Deferred tax assets and liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	$ 2,986	$ 3,341
Tax loss carryforwards expired	9	8	$ 1
One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	14	27
Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	28	14
Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	34	39
Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	62	70
Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	164	381
More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	2,684	2,810
Capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	2,338	2,345
Capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	0	4
Capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	0	0
Capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	6	12
Capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	46	5
Capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	37	36
Capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	2,249	2,288
Not capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	648	996
Not capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	14	23
Not capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	28	14
Not capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	28	27
Not capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	16	65
Not capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	127	345
Not capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	$ 435	$ 522